Cover page	May 04, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2023
Entity Registrant Name	Clearwater Analytics Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40838
Entity Tax Identification Number	87-1043711
Entity Address, Address Line One	777 W. Main Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83702
City Area Code	208
Local Phone Number	433-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	CWAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001866368
Amendment Flag	false